Income Taxes Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in Unrecognized Tax Benefits [Abstract]
Unrecognized Tax Benefits, Increase Resulting from Acquisition	$ 0	$ 0	$ 28
Balance at beginning of year	429	27	2
Additions attributable to tax positions taken in the current year	20	0	0
Additions attributable to tax positions taken in prior years	(1)	406	0
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	5	0	0
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	3	4	3
Balance at end of year	440	$ 429	$ 27
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 439